Earnings per Share - Computation of Earnings per Share (EPS) (Parenthetical) (Detail) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	$ 132.55	$ 133.32	$ 133.32
Stock Options [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	0.1	0.1	1.4
Unvested RSU's, PSU's and Equity Rights [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	0.9	0.7	0.9
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	11.2	11.2	11.2